Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Cost of sales
9.1. Cost of sales

	2019	2018 Reclassified	2017 Reclassified
	Jan-Dec	Jan-Dec	Jan-Dec
Raw material, products for resale, materials and third-party services (*)	(20,694)	(26,810)	(27,388)
Depreciation, depletion and amortization	(12,036)	(10,954)	(12,309)
Production taxes	(9,741)	(10,905)	(7,895)
Employee compensation	(3,261)	(3,515)	(3,606)

Total	(45,732)	(52,184)	(51,198)

(*)	It Includes short-term leases and inventory turnover.

Selling expenses
9.2. Selling expenses

	2019	2018 Reclassified	2017 Reclassified
	Jan-Dec	Jan-Dec	Jan-Dec
Materials, third-party services, rent and other related costs	(3,664)	(3,445)	(3,033)
Depreciation, depletion and amortization	(549)	(145)	(75)
Allowance for expected credit losses	(49)	(32)	(288)
Employee compensation	(214)	(205)	(218)

Total	(4,476)	(3,827)	(3,614)

General and administrative expenses
9.3. General and administrative expenses

	2019	2018 Reclassified	2017 Reclassified
	Jan-Dec	Jan-Dec	Jan-Dec
Employee compensation	(1,427)	(1,500)	(1,605)
Materials, third-party services, freight, rent and other related costs	(539)	(626)	(911)
Depreciation, depletion and amortization	(158)	(113)	(140)

Total	(2,124)	(2,239)	(2,656)